Segment Information	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Segment Information

11. Segment Information

The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decision about allocating resources and assessing performance of the group prior to the third quarter of 2015. Following the further expansion of the retail online platform business, the Group operated and reviewed its performance in two segments: (i) the brand e-commerce segment, which provides e-commerce solutions to brand partners, including IT services, store operations, digital marketing, customer services, warehousing and fulfillment, and (ii) the Maikefeng segment, which operates the retail online platform, Maikefeng. All period presented have been restated to reflect the new segments. Furthermore, the Group’s chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented. The following tables summarize the Group’s revenue and total operating income (loss) generated by its segments.

	For the Nine Months Ended September 30,
	2015	2016
	RMB	RMB
Net Revenue
Brand e-commerce	1,522,451	2,096,273
Maikefeng	59,943	21,502
Total consolidated net revenue	1,582,394	2,117,775
Operating income (loss)
Brand e-commerce	38,155	74,712
Maikefeng	(31,672)	(47,581)
Total Operating income	6,483	27,131
Other income	5,158	7,704
Income before income tax and share of loss in equity method investment	11,641	34,835
The Group mainly operates in the PRC and most of the Group’s long-lived assets are located in the PRC. Most of the Group’s revenues are derived from the PRC. Depreciation expense, including amortization of capitalized internal-use software costs and other corporate property and equipment depreciation expense, and share-based compensation expenses are allocated to all segments based on usage. The depreciation expense and share-based compensation expenses were mainly from the segment of brand e-commerce for the nine months ended September 30, 2015 and 2016